Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current assets
Rental deposits	$ 2	$ 2
Security deposits	1	1
Loans to employees	35	37
Prepaid expenses	108	72
Interest accrued and not due	131	117
Withholding taxes and others	215	158
Advance payments to vendors for supply of goods	16	18
Deposit with corporation	242	236
Escrow and other deposits pertaining to buyback	37
Deferred contract cost	8	7
Other assets	32	14
Current prepayments and other assets	827	662
Non-current assets
Loans to employees	3	6
Security deposits	8	8
Deposits with corporation	10	9
Prepaid gratuity (Refer note 2.11.1)	6	7
Prepaid expenses	23	17
Deferred contract cost	40	40
Advance towards purchase of business	30
Withholding taxes and others	134	219
Rental deposits	28	26
Non-current prepayments and other assets	282	332
Total prepayments and other assets	1,109	994
Financial assets in prepayments and other assets	$ 529	$ 456